RESTAURANT OPERATING EXPENSES	12 Months Ended
Apr. 01, 2012
RESTAURANT OPERATING EXPENSES
11.	RESTAURANT OPERATING EXPENSES

Restaurant operating expenses are those costs that are directly attributed to the operation of individual restaurant locations and consist of (in thousands):

	Fiscal Year Ended
	April 1,	March 27,	March 28,
	2012	2011	2010
	(53 weeks)	(52 weeks)	(52 weeks)
Labor and related costs	$115,177	$107,096	$107,798
Occupancy costs	22,468	21,451	20,944
Depreciation and amortization	19,620	19,600	19,088
Utilities and telephone	11,247	10,666	10,264
Restaurant supplies	8,393	8,291	8,549
Advertising and promotional costs (1)	13,858	12,199	10,853
Credit card discounts	6,375	6,445	6,001
Other restaurant operating expenses	25,438	23,668	24,989
Total restaurant operating expenses	$222,576	$209,416	$208,486

(1)
Advertising and promotional costs consist of advertising costs (see Note 1, Summary of Significant Accounting Policies) and various promotional costs, the most significant of which are the allocations from cost of sales of the estimated food and beverage cost related to the redemption of the gift certificates issued to “The Chef’s Table,” “The Hook-Up” and “Access” program participants.